Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

TierPoint, LLC (the “Company”)
Guggenheim Securities, LLC (the “Structuring Agent”)
Jefferies LLC
(together, the “Specified Parties”)

Re:	TierPoint Issuer, LLC and TierPoint Co-Issuer, LLC, Secured Data Center Revenue Term Notes, Series 2025-3 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “TierPoint ABS Data Tape 5-31-2025_vAUP.xlsx” provided by the Structuring Agent on August 15, 2025, on behalf of the Company, containing information on 37,857 service orders (“Service Orders”) as of May 31, 2025 (the “Data File”), which we were informed are intended to be included as collateral in the offering of TierPoint Issuer, LLC and TierPoint Co-Issuer, LLC, Secured Data Center Revenue Term Notes, Series 2025-3. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “reporting threshold” means that dollar amounts were within $0.01, percentages were within 0.1%, Contract Start Date and Current Term End Date were within 30 days, Initial Term was within 60 days, Non- Renewal Notice Date was within the required number of days for notice listed in the non-renewal clause (“Non-Renewal Notice Period”) in the Service Orders Information (defined below), and Monthly Recurring Revenue (“MRR”) was within 10%.

•	The term “Statistical Calculation Date” means May 31, 2025.

•	The term “Top Tenants” means the top 25 tenants whose attribute “Top 25 Tenants” is equal to “1” in the Data File.

•	The term “Regular Tenants” means tenants whose attribute “Top 25 Tenants” is equal to “0” in the Data File. Top Tenants and Regular Tenants together constitute the “Tenant Category Definitions.”

•
The term “Service Orders Information” means the following documents provided by the Structuring Agent, on behalf of the Company, for the Selected Service Orders (defined below): (i) scanned agreements, (ii) scanned amended and/or restated agreements, (iii) scanned sales orders, and (iv) Company’s accounting system screenshots. We make no representation regarding the validity or accuracy of the Servicer Orders Information.

•
The term “Mapping Information” means mapping information for Product Type (F1New & F2New) with respect to the Service Orders contained in email correspondence from the Structuring Agent provided on August 19, 2025.

•
The term “Support Information Files” means the following electronic data files and email correspondence provided by the Structuring Agent, on behalf of the Company, containing information on attributes #2-#5 and #7-#13 listed in Exhibit B:

a)	Electronic data file entitled “4.4.3-14 TierPoint 2025-3 Initial Exceptions (Gugg Comments)-filtered.xlsx” provided on September 3, 2025,

b)	Electronic data file entitled “4.4.2-1 TierPoint 2025-3 Due Diligence Sample Sent 20250818_v2 - TierPoint Clarification 9-16-2025.xlsx” provided on September 16, 2025,

c)	Electronic data file entitled “4.4.2-2 TierPoint 2025-3 Responses 20250918 - TierPoint Clarification Response 2.xlsx” provided on September 23, 2025.

•	The term “Source Documents” means the Service Orders Information, Mapping Information, and Support Information Files.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Exhibit B.

•	The term “Provided Information” means the Statistical Calculation Date, Tenant Category Definitions, Source Documents, and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We excluded any Service Order for which “ABS DC” was “Non-ABS” and the “MRR” was less than or equal to $0.00. We then randomly selected a sample of 100 Service Orders from the Data File as follows:

(i)	Selected one (1) Service Order for each of the 25 Top Tenants from the Top Tenant’s Service Orders for a total of 25 Service Orders (the “Top Tenants Sample”), and

(ii)	Selected 75 Service Orders from the Regular Tenants’ Service Orders (the “Regular Tenants Sample”).

The Top Tenants Sample and Regular Tenants Sample together constitute the “Selected Service Orders.” The Company did not inform us of the basis they used to determine the number of Services Orders we were instructed to randomly select from the Data File. A listing of the Selected Service Orders is attached as Exhibit A.

B.
For each Selected Service Order, we compared or recomputed the specified attributes in the Data File listed in the Exhibit B to or using the corresponding information included in the Source Documents, utilizing the Instructions, as applicable, listed in Exhibit B. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

We found such information to be in agreement, except as listed in Exhibit C.

2

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Service Orders, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Service Orders to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Service Orders being securitized, (iii) the compliance of the originator of the Service Orders with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Service Orders that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California
October 1, 2025

3

Exhibit A
Selected Service Orders

Selected Service Order #	Service Asset Number	Top 25 Tenants	Selected Service Order #	Service Asset Number	Top 25 Tenants
1	SA1089449-1	Yes	51	SA1039044	No
2	SA1088803	Yes	52	SA9465091	No
3	SA1100432	Yes	53	SA1030338	No
4	SA9477973	Yes	54	SA9472034	No
5	SA1076663	Yes	55	SA1032873	No
6	SA1032862	Yes	56	SA9473856	No
7	SA134030	Yes	57	SA1105414	No
8	SA1033807	Yes	58	SA9474165	No
9	SA1102860	Yes	59	SA9473700	No
10	SA1048749	Yes	60	SA1090038	No
11	SA1050782	Yes	61	SA1088780	No
12	SA1094201	Yes	62	SA1050747	No
13	SA9477975	Yes	63	SA1083150	No
14	SA9474214	Yes	64	SA11294	No
15	SA1090730	Yes	65	SA1061978	No
16	SA9466873	Yes	66	SA1055091	No
17	SA1099195	Yes	67	SA1100990	No
18	SA1087021	Yes	68	SA1083810	No
19	SA1106736	Yes	69	SA9467460	No
20	SA1053355	Yes	70	SA1043364	No
21	SA1048604	Yes	71	SA9469675	No
22	SA1048710	Yes	72	SA9467571	No
23	SA1050787	Yes	73	SA9473268	No
24	SA1086343	Yes	74	SA1095100	No
25	SA1050550	Yes	75	SA9466346	No
26	SA1086497	No	76	SA9472963	No
27	SA1088600	No	77	SA1097848	No
28	SA1090263	No	78	SA1086596	No
29	SA1087580	No	79	SA9464147	No
30	SA1083816	No	80	SA1073254	No
31	SA1067051	No	81	SA9474023	No
32	SA1098982	No	82	SA9475472	No
33	SA9474748	No	83	SA9472962	No
34	SA9240	No	84	SA1035523	No
35	SA1099367	No	85	SA9476352	No
36	SA1086959	No	86	SA1099206	No
37	SA1064975	No	87	SA1054715	No
38	SA1067525	No	88	SA9466444	No
39	SA9474796	No	89	SA9476169	No
40	SA1078252	No	90	SA1069182	No
41	SA1075465	No	91	SA1078184	No
42	SA9464306	No	92	SA1075230	No
43	SA1096324	No	93	SA9469961	No
44	SA1086777	No	94	SA1057276	No
45	SA1098222	No	95	SA9474260	No
46	SA1032756	No	96	SA1072835	No
47	SA40186	No	97	SA1098462	No
48	SA1038021	No	98	SA1070406	No
49	SA1068448	No	99	SA9467511	No
50	SA28243	No	100	SA1103499	No

A-1

Exhibit B

Source Documents and Instructions

#	Attribute Name	Attribute Name in the Data File	Source Documents / Instructions
1	Service Asset Numbers	ServiceAssetNumbers	N/A. Unique identifier for information purpose only.
2	Customer Name	CustomerName	Service Orders Information
3	Data Center	Data Center	Service Orders Information
4	Product Type F1New	F1New	Service Orders Information, Mapping Information
5	Product Type F2New	F2New	Service Orders Information, Mapping Information
6	Service Commencement Date	Commencement Date	Service Orders Information
7	Initial Term	Initial Term
Service Orders Information, Support Information Files

The term “Coterminous” means Selected Service Orders with multiple services under one agreement, as specified by the Company in the Service Orders Information.

The term “Original Commencement Date” means the original date of the services under an agreement specified as Coterminous.

The term “Coterminous Initial Term” means the original term corresponding to the Original Commencement Date.

For any Selected Service Order that is Coterminous, recompute as the difference between:

(a)    the Coterminous Initial Term, and

(b)    the difference in months between the Service Commencement Date listed on the Coterminous Service Orders Information and the Original Commencement Date.

For Selected Service Order #47, recompute as the difference in months between:

(a)    the Service Commencement Date

(b)    the Initial Term End from the Data File.

8	Current Term End Date	Current Term End
Service Orders Information

If Current Term End Date was not listed in the Service Orders Information, recompute by adding the Initial Term to the contract start date listed in the Service Order Information.

B-1

#	Attribute Name	Attribute Name in the Data File	Source Documents / Instructions
9	Non-Renewal Notice Date	Non-Renewal Notice Date
Service Orders Information, Support Information Files

If Non-Renewal Notice Date was not listed in the Service Orders Information, recompute by subtracting Non- Renewal Notice Period from the Current Term End Date.

10	Asset Renewal Term 1 Months	Asset Renewal Term 1 Months	Service Orders Information
11	Annual Cost of Living Adjustment (“COLA”) Price Change Percent	Anucola Price Change Percent
Service Orders Information, Support Information Files

For any Selected Service Order that had an Annual COLA Price Change Percent listed in the Data File, confirm that the value listed in the Data File is lower than or equal to the value listed in the Servicer Orders Information.

Record an exception if the Annual COLA Price Change Percent listed in the Data File is higher than such value listed in the Service Orders Information.

12	Renewal COLA Price Change Percent	Rnucola Price Change Percent
Service Orders Information, Support Information Files.

For any Selected Service Order that had a Renewal COLA Price Change Percent listed in the Data File, confirm that the value listed in the Data File is lower than or equal to the value listed in the Servicer Orders Information.

Record an exception if the Renewal COLA Price Change Percent listed in the Data File is higher than that listed in the Service Orders Information.

13	MRR	MRR
If MRR was listed in the Service Orders Information as of a date other than the Statistical Calculation Date, recompute using the following methodology:

MRR = (MRR listed in Service Orders Information) * (1 + Escalator Percentage) ^ n,

where n is equal to the time, in years, between the date on which the most recent escalation occurred as listed in the Service Orders Information and Statistical Calculation Date.

If the MRR in the Data File was a partial fulfillment as indicated by the Company in the Support Information Files, recompute by multiplying the quantity of services as indicated by the Company in the Support Information Files by the unit MRR listed in the Service Order Information.

B-2

Exhibit C

Exceptions

Selected Service Order #	Service Asset Number	Attribute Name	Per Data File	Per Source Documents/Instructions
7	SA134030	Asset Renewal Term 1 Months	120	Not Available
8	SA1033807	Asset Renewal Term 1 Months	12	Not Available
34	SA9240	Non-Renewal Notice Date	9/17/2025	12/16/2025
37	SA1064975	Current Term End Date	7/2/2025	2/3/2024
39	SA9474796	Asset Renewal Term 1 Months	12	1
42	SA9464306	Asset Renewal Term 1 Months	24	12
85	SA9476352	Non-Renewal Notice Date	0	1/12/2026
95	SA9474260	Non-Renewal Notice Date	0	11/12/2029
97	SA1098462	Current Term End Date	5/30/2028	5/31/2027

C-1